Fair Value Measurements - Schedule of change in fair value of Level 3 derivative warrant liabilities (Parenthetical) (Detail)	7 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Measurements [Abstract]
Transfers out of Level 3 to Level 1 amount	$ 24,725,000